Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease (increase) in accounts receivables	$ 23	$ (59)
(Increase) in prepaid expenses	(20)	(318)
Decrease in trade payables and accrued liabilities	(36)	(2)
Total changes in working capital	$ (33)	$ (379)